UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02661

Name of Fund:  BlackRock Asian Dragon Fund, Inc. (Formerly BlackRock Pacific Fund, Inc.)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Asian Dragon Fund, Inc. (Formerly BlackRock Pacific Fund, Inc.), 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end:  12/31/2017

Date of reporting period:  09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Pacific Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 12.4%
AGL Energy Ltd.	134,003	$2,460,647
ALS Ltd.	433,442	2,666,486
Alumina Ltd.	1,720,682	2,981,914
Australia & New Zealand Banking Group Ltd.	197,405	4,598,269
Beach Energy Ltd.	932,420	677,861
BHP Billiton Ltd.	159,391	3,232,415
Fairfax Media Ltd.	3,309,628	2,460,941
GrainCorp Ltd., Class A	356,411	2,286,466
Iluka Resources Ltd.	325,888	2,439,487
Medibank Pvt Ltd.	1,257,359	2,884,859
QBE Insurance Group Ltd.	279,112	2,200,397

		28,889,742
China — 14.6%
Alibaba Group Holding Ltd. — ADR (a)	18,897	3,263,701
Aluminum Corp. of China Ltd., Class H (a)	2,880,000	2,583,851
Bank of China Ltd., Class H	9,321,000	4,629,952
China Life Insurance Co. Ltd., Class H	795,000	2,383,059
China Mobile Ltd.	376,000	3,817,134
China Oilfield Services Ltd., Class H	2,000,000	1,842,235
China Pacific Insurance Group Co. Ltd., Class H	556,200	2,410,367
China Petroleum & Chemical Corp., Class H	3,324,000	2,505,237
Chongqing Rural Commercial Bank, Co. Ltd., Class H	1,771,000	1,127,423
Kweichow Moutai Co. Ltd., Class A	20,991	1,636,559
Li Ning Co. Ltd. (a)	1,144,082	1,024,116
Tencent Holdings Ltd.	154,700	6,763,589

		33,987,223
Hong Kong — 1.7%
AIA Group Ltd.	93,000	688,507
HSBC Holdings PLC	322,400	3,184,315

		3,872,822
India — 4.7%
Axis Bank Ltd.	172,511	1,346,845
ICICI Lombard General Insurance Co. Ltd. (a)(b)	104,082	1,083,842
NTPC Ltd.	1,254,954	3,219,336
SBI Life Insurance Co. Ltd. (a)(b)	83,632	896,240
Tata Motors Ltd. (a)	532,175	3,279,743
Yes Bank Ltd.	219,920	1,180,529

		11,006,535
Indonesia — 2.7%
Bank Negara Indonesia Persero Tbk PT	6,223,600	3,422,209

Common Stocks	Shares	Value
Indonesia (continued)
Cikarang Listrindo Tbk PT (b)	13,739,552	$1,149,044
Jasa Marga Persero Tbk PT	2,453,447	1,019,815
Perusahaan Gas Negara Persero Tbk PT	5,365,700	627,960

		6,219,028
Japan — 39.0%
Ajinomoto Co., Inc.	128,200	2,501,775
Bandai Namco Holdings, Inc.	59,700	2,050,982
Calbee, Inc.	54,500	1,914,115
Concordia Financial Group Ltd.	465,700	2,303,337
Denka Co. Ltd.	144,800	4,775,988
Hitachi Metals Ltd.	222,600	3,102,117
Hoya Corp.	44,600	2,411,915
JFE Holdings, Inc.	222,300	4,348,141
JSR Corp.	141,700	2,694,273
JXTG Holdings, Inc.	987,800	5,093,314
Komatsu Ltd.	154,000	4,360,819
Kose Corp.	12,800	1,467,164
Kyushu Railway Co.	69,800	2,076,405
LIXIL VIVA Corp.	82,200	1,370,579
Mitsubishi Heavy Industries Ltd.	54,300	2,146,993
Mitsubishi UFJ Financial Group, Inc.	1,490,800	9,692,929
Mitsubishi UFJ Financial Group, Inc., ADR	25,350	163,254
Murata Manufacturing Co. Ltd.	21,000	3,091,584
Omron Corp.	60,900	3,105,437
ORIX Corp.	278,000	4,488,093
Pigeon Corp.	53,400	1,825,518
Rohm Co. Ltd.	33,900	2,908,916
Ryohin Keikaku Co. Ltd.	8,300	2,446,686
SCSK Corp.	41,400	1,758,640
Seven & i Holdings Co. Ltd.	69,100	2,669,641
Shionogi & Co. Ltd.	22,700	1,240,938
Skylark Co. Ltd.	75,600	1,117,294
Softbank Group Corp.	45,800	3,714,210
Taiheiyo Cement Corp.	119,600	4,620,648
Taisei Corp.	30,400	1,594,233
THK Co. Ltd.	74,400	2,537,685
Toyota Motor Corp.	19,400	1,156,791

		90,750,414
Philippines — 1.2%
Metropolitan Bank & Trust Co.	868,700	1,480,790
Puregold Price Club, Inc.	1,328,900	1,364,229

		2,845,019
Singapore — 0.3%
DBS Group Holdings Ltd.	52,055	801,322
South Korea — 11.8%
Doosan Bobcat, Inc.	148,368	4,744,643
Kumho Petrochemical Co. Ltd.	22,800	1,440,385

BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc.

Common Stocks	Shares	Value
South Korea (continued)
POSCO	16,540	$4,596,209
Samsung Electronics Co. Ltd.	4,882	10,985,584
Samsung Engineering Co. Ltd. (a)	103,905	1,001,205
Shinhan Financial Group Co. Ltd.	105,034	4,642,320

		27,410,346
Taiwan — 6.7%
Cathay Financial Holding Co. Ltd.	1,772,000	2,823,861
CTBC Financial Holding Co. Ltd.	2,384,000	1,496,435
CTCI Corp.	754,000	1,211,571
Largan Precision Co. Ltd.	22,000	3,881,130
Parade Technologies Ltd.	141,000	2,246,590
Taiwan Semiconductor Manufacturing Co. Ltd.	544,000	3,896,376

		15,555,963
Thailand — 1.1%
Kasikornbank PCL — NVDR	433,100	2,693,427
Total Common Stocks — 96.2%		224,031,841

Participation Notes
China — 0.7%
Deutsche Bank AG (Shenzhen Airport Co. Ltd.), due 4/10/23 (a)	1,198,639	1,566,235
Singapore — 1.1%
Citigroup Global Markets (DBS Group Holdings Ltd.), due 2/08/18 (a)	166,076	2,549,082
Total Participation Notes — 1.8%		4,115,317

Preferred Stocks
China — 1.3%
Xiaoju Kuaizhi, Inc., Series A-17 0.00%, (Acquired 7/28/15, cost $1,202,337) (a)(c)(d)	43,839	2,232,720

Preferred Stocks		Shares	Value
China (continued)
Xiaoju Kuaizhi, Inc., Series A-18 0.00% (Acquired 5/23/16, cost $592,482), (a)(c)(d)		15,499	$789,364

			3,022,084
Total Preferred Stocks — 1.3%			3,022,084
Total Long-Term Investments (Cost — $184,257,112) — 99.3%			231,169,242

Short-Term Securities

Time Deposits		Par (000)
Hong Kong — 0.1%
BNP Paribas, SA., 0.005%, 10/03/17	HKD	2,072	265,302
United States — 0.1%
Brown Brothers Harriman & Co., 0.50%, 10/02/17	AUD	154	120,495
Total Time Deposits — 0.2%			385,797

Money Market Fund — 0.7%		Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91% (e)(f)		1,777,611	1,777,611
Total Short-Term Securities (Cost — $2,163,408) — 0.9%			2,163,408
Total Investments (Cost — $186,420,520) — 100.2%			233,332,650
Liabilities in Excess of Other Assets — (0.2)%			(547,695)

Net Assets — 100.0%			$232,784,955

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

2	BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc.

(d)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $3,022,084 and an original cost of $1,794,819, which was 1.3%.

(e)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,160,370	(2,382,759)	1,777,611	$1,777,611	$17,759		—	—
SL Liquidity Series, LLC, Money Market Series	261,148	(261,148)	—	—	4,825	[1]	$123	$(26)
Total				$1,777,611	$22,584		$123	$(26)

[1]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Annualized 7-day yield as of period end.

Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
HKD	Hong Kong Dollar
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$28,889,742	—	$28,889,742
China	$3,263,701	30,723,522	—	33,987,223
Hong Kong	—	3,872,822	—	3,872,822
India	1,083,842	9,922,693	—	11,006,535
Indonesia	—	6,219,028	—	6,219,028
Japan	163,254	90,587,160	—	90,750,414
Philippines	1,364,229	1,480,790	—	2,845,019
Singapore	—	801,322	—	801,322
South Korea	—	27,410,346	—	27,410,346
Taiwan	—	15,555,963	—	15,555,963
Thailand	—	2,693,427	—	2,693,427
Participation Notes	—	4,115,317	—	4,115,317
Preferred Stocks	—	—	$3,022,084	3,022,084
Short-Term Securities
Time Deposits	—	385,797	—	385,797
Money Market Fund	1,777,611	—	—	1,777,611

Total	$7,652,637	$222,657,929	$3,022,084	$233,332,650

4	BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	BlackRock Pacific Fund, Inc.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Preferred Stocks	Total
Assets:
Opening Balance, as of December 31, 2016	$2,268,492	$2,268,492
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)1	753,592	753,592
Purchases	—	—
Sales	—	—

Closing Balance as of September 30, 2017	$3,022,084	$3,022,084

Net change in unrealized appreciated (depreciation) on investments held at September 30, 2017	$753,592	$753,592

[1]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Out of Level 1[1]	Transfers Into Level 2[1]
Assets:
Investments:
Common Stocks:
Indonesia	$(1,381,529)	$1,381,529
Japan	(2,529,164)	2,529,164
South Korea	(4,556,939)	4,556,939
Taiwan	(1,151,429)	1,151,429

Total	$(9,619,061)	$9,619,061

[1] External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end:

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$3,022,084	Market	Revenue Multiple[1]	6.47x
[1] Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2017	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Asian Dragon Fund, Inc. (Formerly BlackRock Pacific Fund, Inc.)

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Asian Dragon Fund, Inc. (Formerly BlackRock Pacific Fund, Inc.)

Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Asian Dragon Fund, Inc. (Formerly BlackRock Pacific Fund, Inc.)

Date: November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Asian Dragon Fund, Inc. (Formerly BlackRock Pacific Fund, Inc.)

Date: November 20, 2017